Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Contract liabilities	$ 63,005	$ 117,128
Salaries payables	1,103,108	849,386
Other payables	951,364	434,017
Other accruals	567,079	704,497
Total	$ 2,684,556	$ 2,105,028